Share capital	12 Months Ended
Dec. 31, 2018
Statements Line Items
Share capital [Text Block]
20.	Share capital

Shares

Authorized
     Unlimited number of common shares, without par value
     Unlimited number of preferred shares, issuable in series

Issued and fully paid
     155,443,351 common shares

Employee Share Purchase Plan

In October 2015, the Company established an employee share purchase plan. Under the terms of the plan, the Company contributes an amount equal to 60% of the eligible employee’s contribution towards the acquisition of common shares from treasury on a quarterly basis. A maximum of 1.0% of the issued and outstanding common shares are reserved for issuance under the current plan.

Issuances

Year ended December 31, 2017

On July 31, 2017, Osisko issued 30,906,594 common shares to Orion as part of the Transaction (Note 7). The shares were valued at $445.3 million, which represents the fair value of the shares on July 31, 2017 minus an illiquidity discount to take into account certain restrictions on the sales of the common shares by Orion, including a 12-month hold period and a broad distribution requirement.

Caisse and Fonds F.T.Q. also subscribed for $200.0 million and $75.0 million in common shares of Osisko, respectively, as part of a concurrent Private Placement to fund a portion of the cash consideration and support the Transaction. A total of 18,887,363 common shares were issued at a price of $14.56 per share under the Private Placement. The Private Placement was subject to a 7% capital commitment payment payable partially in shares (2% representing 385,457 common shares) and in cash (5% representing $13.8 million). Additional fees of $0.2 million ($0.1 million, net of income taxes) were incurred for the financing.

In November 2017, the non-controlling interests in Mines Coulon (Note 18) exercised their share exchange rights and converted their non-controlling interests into 772,810 common shares of Osisko. The number of common shares to be issued was based on 75% of the cost of their investment, being $12.0 million, and the fair market value of the Company’s common shares at the time of conversion.

Normal Course Issuer Bid

In December 2017, the TSX approved the renewal of the Company’s normal course issuer bid (the “2017 NCIB Program”). Under the terms of the 2017 NCIB Program, Osisko may acquire up to 10,567,441 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX. Repurchases under the 2017 NCIB Program were authorized until December 10, 2018. Daily purchases were limited to 95,695 common shares, other than block purchase exemptions, representing 25% of the average daily trading volume of the common shares on the TSX for the six month period ending November 30, 2017, being 382,781 common shares.

In December 2018, Osisko renewed its normal course issuer bid (the “2018 NCIB Program”). Under the terms of the 2018 NCIB Program, Osisko could acquire up to 10,459,829 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX. Repurchases under the 2018 NCIB Program are authorized until December 11, 2019. Daily purchases will be limited to 71,940 common shares, other than block purchase exemptions, representing 25% of the average daily trading volume of the common shares on the TSX for the six-month period ending November 30, 2018, being 287,760 Common Shares.

During the year ended December 31, 2018, the Company purchased for cancellation a total of 1,860,299 common shares under the 2017 NCIB Program for $23.1 million and a total of 849,480 common shares under the 2018 NCIB Program for $9.8 million (for a total of 2,709,779 common shares acquired for $32.9 million), of which an amount of $1.7 million was included in accounts payable and accrued liabilities on the consolidated balance sheet at December 31, 2018 (paid in January 2019).

Dividends

The following table provides details on the dividends declared for the years ended December 31, 2018 and 2017:

					Dividend
	Dividend			Dividend	reinvestment
Declaration date	per share	Record date	Payment date	payable	plan(i)
	$			$

February 16, 2018	0.05	March 30, 2018	April 16, 2018	7,811,000	27,302,917
May 3, 2018	0.05	June 29, 2018	July 16, 2018	7,811,000	8,097,787
August 2, 2018	0.05	September 28, 2018	October 15, 2018	7,812,000	28,065,085
November 6, 2018	0.05	December 31, 2018	January 15, 2019	7,779,000	29,627,597

Year 2018	0.20			31,213,000

March 15, 2017	0.04	March 31, 2017	April 17, 2017	4,264,000	8,024,301
May 4, 2017	0.04	June 30, 2017	July 17, 2017	4,270,000	13,498,789
August 3, 2017	0.05	September 30, 2017	October 16, 2017	7,850,000	5,683,585
November 7, 2017	0.05	December 29, 2017	January 15, 2018	7,890,000	6,863,864

Year 2017	0.18			24,274,000

(i)	Number of common shares held by shareholders participating to the dividend reinvestment plan described below.

Dividend reinvestment plan

In 2015, the Company implemented a dividend reinvestment plan (“DRIP”). The DRIP allows Canadian shareholders and U.S. shareholders (commencing with the dividend paid on October 16, 2017) to reinvest their cash dividends into additional common shares either purchased on the open market through the facilities of the TSX or the NYSE, or issued directly from treasury by the Company, or acquired by a combination thereof. In the case of a treasury issuance, the price will be the weighted average price of the common shares on the TSX or the NYSE during the five trading days immediately preceding the dividend payment date, less a discount, if any, of up to 5%, at the Company’s sole election.

As at December 31, 2018, the holders of 29,627,597 common shares had elected to participate in the DRIP, representing dividends payable of $1.5 million. During the year ended December 31, 2018, the Company issued 310,492 common shares under the DRIP, at a discount rate of 3% (88,536 common shares in 2017 at a discount rate of 3%). On January 15, 2019, 126,933 common shares were issued under the DRIP at a discount rate of 3%.

Capital management

The Company’s primary objective when managing capital is to maximize returns for its shareholders by growing its asset base, both organically through strategic investments in exploration and development companies and through accretive acquisitions of high-quality royalties, streams and other similar interests, while ensuring capital protection. The Company defines capital as long-term debt and total equity, including the undrawn portion of the revolving credit facility. Capital is managed by the Company’s management and governed by the Board of Directors.

	December 31,	December 31,
	2018	2017
	$	$

Long-term debt	352,769	464,308
Total equity	1,771,595	1,894,405
Undrawn revolving credit facility(i)	320,000	201,969

	2,444,364	2,560,682

(i)	Excluding the potential additional available credit (accordion) of $100.0 million as at December 31, 2018 and 2017 (Note 19).

There were no changes in the Company’s approach to capital management during the year ended December 31, 2018, compared to the prior year. The Company is not subject to material externally imposed capital requirements and is in compliance with all its covenants under its revolving credit facility (Note 19) as at December 31, 2018.